Income Tax And Social Contribution (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax assets and liabilities [abstract]
Summary of breakdown of deferred income tax and social contribution – Assets

i)      Breakdown of deferred income tax and social contribution – Assets:

	2020	2019
Tax loss carryforwards and negative basis of social contribution tax	456,567	193,566
Allowance for doubtful accounts	133,162	51,151
Allowance for losses on inventories	101,237	50,593
Provision for tax, civil and labor contingencies	57,560	53,377
Provision for ICMS – ST	19,552	24,659
Allowances for losses on advances to suppliers	265	898
Accrued benefits sharing and partnerships	25,912	17,483
Provision for profit sharing	77,434	54,427
Provision carbon credits	9,848	8,297
Profit not realized in inventories	40,706	32,899
INSS with Suspended Liability	-	17,757
Lease	30,493	22,268
Other expenses provision (a)	332,985	60,886
Post-employment healthcare plan	35,553	33,589
Net Operating Loss and Other Deduction Carryforwards	263,121	-
Stock option plan	334,416	112,095
Other temporary differences	208,279	35,323
Deferred income tax and social contribution assets	2,127,090	769,268
Effect of changes in fair value of derivative instruments, including hedge accounting transactions	(638,071)	(247,163)
Amortization and depreciation - useful life differences	(104,750)	(118,632)
Fair value of identifiable net assets in business combinations of Emeis Holdings Pty Ltd	-	(24,516)
Provision/(reversal) for losses - property and intangible assets	(44,544)	(4,509)
Deferred income tax and social contribution liability	(787,365)	(394,820)
Total of Deferred income tax and social contribution	1,339,725	374,448

a)    Refers to temporary differences arising from the provision for invoices for services and suppliers recorded for which invoices have not yet been issued.

Summary of breakdown of deferred income tax and social contribution –Liabilities

ii)     Breakdown of deferred income tax and social contribution – Liabilities:

	2020	2019
Fair value of identifiable net assets in business combination (a)	1,288,045	450,561

a)      The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of Avon, The Body Shop and Aesop.

Schedule of tax losses carryforwards for which no deferred tax asset recognised

The Company has not recognized certain deferred tax assets on losses. These losses relate to subsidiaries that have a history of losses and may not be used to offset taxable income elsewhere in the Company. The subsidiaries neither have any taxable temporary difference nor any tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. On this basis, the Company has determined that it cannot recognize deferred tax assets on the tax losses carried forward.

Description	Amount	Indefinite Expiration	Definite Expiration
Net Operating Loss (a)	11,733,876	10,401,642	1,332,234
Credits (b)	96,893	-	96,893
Other Future Deductible Items	1,538,418	100,068	1,438,350
Total	13,369,187	10,501,710	2,867,477

a)

During 2021, expirations of approximately R$31 million are expected, the remaining expirations would start to occur in 2022 and future period with the majority of loss/deduction carryforwards subject to expiration in 2031 and beyond.

b)

During 2021, expirations of approximately R$26 million are expected, the remaining expirations would start to occur in 2022 with the vast majority of utilizable credits subject to expiration in 2027.  In addition, R$ 2,4 million of credits are currently subject to limitation, are not utilizable and will expire unutilized during 2022 to 2026.

Management continuously evaluates tax planning opportunities to prevent tax attributes from expiring unutilized.  As of December 31, 2020, there are no prudent and feasible tax planning opportunities that management would and could implement.  In addition, for the attributes noted above, there are no other sources of income available and as a result, these attributes remain unrecognized.

Management continuously evaluates all sources of income to allow unrecognized deferred tax asset to become recognized when it is probable that there are sufficient sources of income to allow for their recognition. Generally, recognition will occur when there is a history of profits that can be sustained and relied upon in the future and/or when facts/circumstances change indicating that a history of losses has been overcome due to elimination of loss making factors, changes in operations and other factors

Summary of reconciliation of income tax and social contribution

12.2  Reconciliation of income tax and social contribution:

	2020	2019	2018
Income / (loss) After income tax and social contribution	-	304,566	-
Taxes on Company Formation (a)	-	206,592	-
Income / (loss) before income tax and social contribution (b)	(388,935)	511,158	673,405
Income tax and social contribution at the rate of 34%	132,238	(173,794)	(228,958)
Benefit of expenses with research and technological innovation	23,033	19,228	-
Tax incentives	10,018	12,457	10,724
Subsidy for investments (c)	128,173	24,864	12,505
Effect from differences of tax rates of entities abroad	(166,394)	26,907	14,077
Recognition of prior-year tax losses - USA and Mexico	-	-	70,065
Taxation of profits of subsidiaries abroad	(56,194)	(60,305)	(12,694)
Unrecognized tax benefits	(104,160)	(8,893)	(11,799)
Tax Benefits of interest on equity (IOE)	10,275	37,628	40,208
Exercise of stock options and restricted stock plans	(9,770)	9,697	-
Non-Deductible Donation/Contribution	(12,509)	(4,136)	(5,451)
UK Tax Law Rate Change (d)	(63,428)	-	-
Post-employment healthcare plan	-	-	30,082
Withholding Taxes	(63,754)	-	-
Imputed Income	(67,529)	(1,156)	(830)
Other permanent differences	(34,743)	(31,596)	(42,955)
Income tax and social contribution expenses	(274,744)	(149,099)	(125,026)

Income tax and social contribution - current	(292,828)	(94,780)	(182,324)
Income tax and social contribution - deferred	18,084	(54,319)	57,298

Effective Rate- %	(70.6)	29.2	18.6

(a)

Tax levied on the formation of the Company resulting from the difference between Natura's accounting balances and the acquisition cost used for the purpose of the contribution of shares issued by Natura to the Company's capital stock (note 24). Management believes that, although the amount of the aforementioned special capital reserve constitutes part of the taxable profit for tax purposes in Brazil, the nature of this amount is different from the nature of other sources of taxable profit under the scope of IAS 12. The main differences are (i) the Company did not generate taxable profits and this tax is mainly related to the increase in equity that generates the special reserve for statutory purposes; (ii) the creation of the special reserve is, in substance, a matter of reclassification; (iii) the tax is levied on the entity as a result of an additional increase in the equity of the contribution made to the Company; and (iv) the Company's future profits, as well as Natura's future and historical profits will continue to be taxed in accordance with tax legislation. The tax on the formation of the Company was recognized in the income statement and presented as "Taxes on the formation of the Company".

(b)	The loss before tax consolidated related to 2020 is considering the results of continuing and discontinued operations.
(c)	The Company has tax incentives arising from its ordinary operations (Grant Investment).
(d)

During 2020, the income tax rate in the UK was changed from 17% to 19% which resulted in an increase in the Company’s Deferred Tax Liabilities associated with the UK.  Such increase was accrued through deferred income tax expense during 2020.

Summary of changes in deferred asset and liability income tax and social contribution

The movement in deferred asset and liability income tax and social contribution for the period ended December 31, 2020 were as follows:

	Asset	Liability
Balance at December 31, 2019	374,448	(450,561)
Effect on profit or loss	(19,639)	37,723
Reserve for grant of options and restricted shares	96,181	-
Effect on other comprehensive income	(61,658)	-
Currency Translation Effect	283,359	(314,527)
Business combination	667,034	(560,680)
Balance at December 31, 2020	1,339,725	(1,288,045)